UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22626

SALIENT MIDSTREAM & MLP FUND

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, SUITE 800

HOUSTON, TEXAS 77027

(Address of principal executive offices) (Zip code)

George Zornada, Esq.

K&L Gates

State Street Financial Center

One Lincoln Street

Boston, Ma 02111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 993-4675

Date of fiscal year end: November 30

Date of reporting period: July 1, 2012 through June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2012 TO JUNE 30, 2013

NAVIOS MARITIME PARTNERS L.P.

Security:	Y62267102		Meeting Type:	Annual

Ticker:	NMM		Meeting Date:	06-Dec-2012

ISIN	MHY622671029		Vote Deadline Date:	05-Dec-2012

Agenda	933702272	Management	Total Ballot Shares:	600528

Last Vote Date:	15-Nov-2012

Item	Proposal	Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR	For	None

	1 JOHN KARAKADAS			83100	0	0	0

	2 ROBERT PIEROT			83100	0	0	0

2	PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS AS THE COMPANY’S INDEPENDENT PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012.	For	None	83100	0	0	0

GOLAR LNG PARTNERS LP

Security:	Y2745C102		Meeting Type:	Annual

Ticker:	GMLP		Meeting Date:	13-Dec-2012

ISIN	MHY2745C1021		Vote Deadline Date:	12-Dec-2012

Agenda	933701307	Management	Total Ballot Shares:	151500

Last Vote Date:	11-Dec-2012

Item	Proposal	Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	TO ELECT BART VELDHUIZEN AS A CLASS I DIRECTOR OF THE PARTNERSHIP WHOSE TERM WILL EXPIRE AT THE 2013 ANNUAL MEETING OF LIMITED PARTNERS.	For	None	11000	0	0	0

2	TO ELECT CARL ERIK STEEN AS A CLASS II DIRECTOR OF THE PARTNERSHIP WHOSE TERM WILL EXPIRE AT THE 2014 ANNUAL MEETING OF LIMITED PARTNERS.	For	None	11000	0	0	0

3	TO ELECT HANS PETTER AAS AS A CLASS III DIRECTOR OF THE PARTNERSHIP WHOSE TERM WILL EXPIRE AT THE 2015 ANNUAL MEETING OF LIMITED PARTNERS.	For	None	11000	0	0	0

4	TO ELECT PAUL LEAND JR., AS A CLASS III DIRECTOR OF THE PARTNERSHIP WHOSE TERM WILL EXPIRE AT THE 2015 ANNUAL MEETING OF LIMITED PARTNERS.	For	None	11000	0	0	0

5	TO APPROVE THE ADOPTION OF AN AMENDMENT TO SECTION 13.9 OF THE PARTNERSHIP’S FIRST AMENDED AND RESTATED AGREEMENT OF LIMITED PARTNERSHIP TO REDUCE THE QUORUM REQUIREMENT FOR MEETINGS OF THE LIMITED PARTNERS FROM A MAJORITY TO 33 1/3% OF THE OUTSTANDING UNITS OF THE PARTNERSHIP.	For	None	11000	0	0	0

CENTERPOINT ENERGY, INC.

Security:	15189T107		Meeting Type:	Annual

Ticker:	CNP		Meeting Date:	25-Apr-2013

ISIN	US15189T1079		Vote Deadline Date:	24-Apr-2013

Agenda	933743569	Management	Total Ballot Shares:	45130

Last Vote Date:	23-Mar-2013

Item	Proposal	Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	ELECTION OF DIRECTOR: MILTON CARROLL	For	None	4240	0	0	0

2	ELECTION OF DIRECTOR: MICHAEL P. JOHNSON	For	None	4240	0	0	0

3	ELECTION OF DIRECTOR: JANIECE M. LONGORIA	For	None	4240	0	0	0

4	ELECTION OF DIRECTOR: DAVID M. MCCLANAHAN	For	None	4240	0	0	0

5	ELECTION OF DIRECTOR: SUSAN O. RHENEY	For	None	4240	0	0	0

6	ELECTION OF DIRECTOR: R.A. WALKER	For	None	4240	0	0	0

7	ELECTION OF DIRECTOR: PETER S. WAREING	For	None	4240	0	0	0

8	RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS FOR 2013.	For	None	4240	0	0	0

9	APPROVE THE ADVISORY RESOLUTION ON EXECUTIVE COMPENSATION.	For	None	4240	0	0	0

MAGELLAN MIDSTREAM PARTNERS,L.P.

Security:	559080106		Meeting Type:	Annual

Ticker:	MMP		Meeting Date:	25-Apr-2013

ISIN	US5590801065		Vote Deadline Date:	24-Apr-2013

Agenda	933740311	Management	Total Ballot Shares:	359792

Last Vote Date:	25-Mar-2013

Item	Proposal	Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR	For	None

	1 WALTER R. ARNHEIM			2	0	0	0

	2 PATRICK C. EILERS			2	0	0	0

2	ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION	For	None	2	0	0	0

3	RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITOR	For	None	2	0	0	0

CROSSTEX ENERGY, INC.

Security:	22765Y104		Meeting Type:	Annual

Ticker:	XTXI		Meeting Date:	09-May-2013

ISIN	US22765Y1047		Vote Deadline Date:	08-May-2013

Agenda	933761517	Management	Total Ballot Shares:	520521

Last Vote Date:	18-Apr-2013

Item	Proposal	Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR	For	None

	1 BRYAN H. LAWRENCE			367000	0	0	0

	2 CECIL E. MARTIN, JR.			367000	0	0	0

	3 JAMES C. CRAIN			367000	0	0	0

2	PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP AS CROSSTEX ENERGY, INC.’S INDEPENDENT PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDED DECEMBER 31, 2013.	For	None	367000	0	0	0

3	PROPOSAL TO APPROVE AN ADVISORY RESOLUTION REGARDING THE COMPENSATION PAID TO CROSSTEX ENERGY, INC.’S NAMED EXECUTIVE OFFICERS, AS DISCLOSED IN THE PROXY STATEMENT.	For	None	367000	0	0	0

4	PROPOSAL TO APPROVE THE AMENDED AND RESTATED CROSSTEX ENERGY, INC. 2009 LONG-TERM INCENTIVE PLAN (INCLUDING AN INCREASE IN THE NUMBER OF SHARES OF COMMON STOCK AVAILABLE FOR ISSUANCE THEREUNDER).	For	None	367000	0	0	0

5	STOCKHOLDER PROPOSAL TO AMEND THE EMPLOYMENT POLICY OF CROSSTEX ENERGY, INC. TO EXPLICITLY PROHIBIT DISCRIMINATION BASED ON SEXUAL ORIENTATION AND GENDER IDENTITY OR EXPRESSION.	Against	None	0	367000	0	0

CROSSTEX ENERGY, L.P.

Security:	22765U102		Meeting Type:	Special

Ticker:	XTEX		Meeting Date:	09-May-2013

ISIN	US22765U1025		Vote Deadline Date:	08-May-2013

Agenda	933761682	Management	Total Ballot Shares:	1120412

Last Vote Date:	17-Apr-2013

Item	Proposal	Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	PROPOSAL TO APPROVE THE AMENDED AND RESTATED CROSSTEX ENERGY GP, LLC LONG-TERM INCENTIVE PLAN (INCLUDING AN INCREASE IN THE NUMBER OF COMMON UNITS AVAILABLE FOR ISSUANCE THEREUNDER).	For	None	373451	0	0	0

THE WILLIAMS COMPANIES, INC.

Security:	969457100		Meeting Type:	Annual

Ticker:	WMB		Meeting Date:	16-May-2013

ISIN	US9694571004		Vote Deadline Date:	15-May-2013

Agenda	933780303	Management	Total Ballot Shares:	961774

Last Vote Date:	29-Apr-2013

Item	Proposal	Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	ELECTION OF DIRECTOR: ALAN S. ARMSTRONG	For	None	274000	0	0	0

2	ELECTION OF DIRECTOR: JOSEPH R. CLEVELAND	For	None	274000	0	0	0

3	ELECTION OF DIRECTOR: KATHLEEN B. COOPER	For	None	274000	0	0	0

4	ELECTION OF DIRECTOR: JOHN A. HAGG	For	None	274000	0	0	0

5	ELECTION OF DIRECTOR: JUANITA H. HINSHAW	For	None	274000	0	0	0

6	ELECTION OF DIRECTOR: RALPH IZZO	For	None	274000	0	0	0

7	ELECTION OF DIRECTOR: FRANK T. MACINNIS	For	None	274000	0	0	0

8	ELECTION OF DIRECTOR: STEVEN W. NANCE	For	None	274000	0	0	0

9	ELECTION OF DIRECTOR: MURRAY D. SMITH	For	None	274000	0	0	0

10	ELECTION OF DIRECTOR: JANICE D. STONEY	For	None	274000	0	0	0

11	ELECTION OF DIRECTOR: LAURA A. SUGG	For	None	274000	0	0	0

12	RATIFICATION OF ERNST & YOUNG LLP AS AUDITORS FOR 2013.	For	None	274000	0	0	0

13	APPROVAL, BY NONBINDING ADVISORY VOTE, OF THE COMPANY’S EXECUTIVE COMPENSATION.	For	None	274000	0	0	0

TARGA RESOURCES CORP.

Security:	87612G101		Meeting Type:	Annual

Ticker:	TRGP		Meeting Date:	20-May-2013

ISIN	US87612G1013		Vote Deadline Date:	17-May-2013

Agenda	933775946	Management	Total Ballot Shares:	778541

Last Vote Date:	02-May-2013

Item	Proposal	Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR	For	None

	1 RENE R. JOYCE			28000	0	0	0

	2 PETER R. KAGAN			28000	0	0	0

	3 CHRIS TONG			28000	0	0	0

2	RATIFICATION OF SELECTION OF INDEPENDENT AUDITORS.	For	None	28000	0	0	0

MARKWEST ENERGY PARTNERS LP

Security:	570759100		Meeting Type:	Annual

Ticker:	MWE		Meeting Date:	29-May-2013

ISIN	US5707591005		Vote Deadline Date:	28-May-2013

Agenda	933808505	Management	Total Ballot Shares:	338681

Last Vote Date:	10-May-2013

Item	Proposal	Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR	For	None

	1 FRANK M. SEMPLE			33024	0	0	0

	2 DONALD D. WOLF			33024	0	0	0

	3 KEITH E. BAILEY			33024	0	0	0

	4 MICHAEL L. BEATTY			33024	0	0	0

	5 CHARLES K. DEMPSTER			33024	0	0	0

	6 DONALD C. HEPPERMANN			33024	0	0	0

	7 RANDALL J. LARSON			33024	0	0	0

	8 ANNE E. FOX MOUNSEY			33024	0	0	0

	9 WILLIAM P. NICOLETTI			33024	0	0	0

2	RATIFICATION OF DELOITTE & TOUCHE LLP AS THE PARTNERSHIP’S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013.	For	None	33024	0	0	0

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Salient Midstream & MLP Fund

By:	/s/ Greg A. Reid
Greg A. Reid
Chief Executive Officer

Date: August 13, 2013